Property and Equipment, net	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment, net

Note 4 — Property and Equipment, net

Property and equipment, net consists of the following:

	Estimated Useful Life (years)	June 30, 2026	September 30, 2025

Equipment and furniture	5 - 7	$400	$400
Laboratory equipment	5	690	681
Leasehold improvements	Shorter of estimated useful life or remaining lease term	41	41
Property and equipment, gross		1,131	1,122
Less: Accumulated depreciation		(923)	(794)
Property and equipment, net		$208	$328

Depreciation expense for the three months ended June 30, 2026 and 2025 was $42 and $60, respectively. Depreciation expense for the nine months ended June 30, 2026 and 2025 was $129 and $306, respectively.

During the nine months ended June 30, 2025, the Company recognized losses of $472 on the disposal of certain assets, principally consisting of equipment and furniture and leasehold improvements, at a leased office the Company vacated. Such losses are principally included in selling, general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

During the nine months ended June 30, 2025, the Company recognized an impairment loss of $725 on long-lived assets.

Note 6 — Property and Equipment, net

Property and equipment, net consists of the following:

	Estimated Useful Life	September 30,
	(years)	2025	2024

Equipment and furniture	5 - 7	$400	$948
Laboratory equipment	5	681	687
Leasehold improvements	Shorter of estimated useful life or remaining lease term	41	891
Property and equipment, gross		1,122	2,526
Less: Accumulated depreciation		(794)	(1,349)
Property and equipment, net		$328	$1,177

Depreciation expense for the years ended September 30, 2025 and 2024 was $366 and $472, respectively.

During the year ended September 30, 2025, the Company recognized losses of $472 on the disposal of certain assets, principally consisting of equipment and furniture and leasehold improvements, at a leased office the Company vacated. Such losses are principally included in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss. During the year ended September 30, 2024, the Company wrote off certain tooling having a carrying value of $584 which management determined it would not use in production. The charge is included in “Research and development” in the consolidated statements of operations and comprehensive loss.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)